Earnings Per Common Share - Antidilutive Securities Excluded from the Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents	3,754	4,734	3,600